                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                  811-07021

                     (Investment Company Act File Number)

                   Federated Investment Series Funds, Inc.
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 11/30/04

             Date of Reporting Period: Fiscal year ended 11/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Bond Fund

Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

18TH ANNUAL SHAREHOLDER REPORT

November 30, 2004

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,					Period Ended		Year Ended
	2004	2003	2002		2001	11/30/2000	[1]	10/31/2000
Net Asset Value, Beginning of Period	$9.04	$8.49	$8.72		$8.55	$8.65		$9.11
Income From Investment Operations:
Net investment income	0.53	0.58	0.62	[2]	0.66	0.06		0.69
Net realized and unrealized gain (loss) on investments	0.08	0.55	(0.25	) [2]	0.19	(0.10)		(0.44)
TOTAL FROM INVESTMENT OPERATIONS	0.61	1.13	0.37		0.85	(0.04)		0.25
Less Distributions:
Distributions from net investment income	(0.56)	(0.58)	(0.60)		(0.68)	(0.06)		(0.71)
Net Asset Value, End of Period	$9.09	$9.04	$8.49		$8.72	$8.55		$8.65
Total Return [3]	6.89%	13.62%	4.43%		10.24%	(0.46)%		2.81%

Ratios to Average Net Assets:
Expenses	1.05%	1.05%	1.06%		1.06%	1.05	% [4]	1.05%
Net investment income	5.81%	6.32%	7.13	% [2]	7.51%	8.38	% [4]	7.85%
Expense waiver/reimbursement [5]	0.17%	0.16%	0.16%		0.17%	0.21	% [4]	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$395,445	$377,436	$319,597		$232,594	$217,008		$216,101
Portfolio turnover	25%	28%	27%		31%	2%		27%

1 The Fund changed its fiscal year end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 7.26% to 7.13%. Per share, ratios and supplemental data for periods to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,					Period Ended		Year Ended
	2004	2003	2002		2001	11/30/2000	[1]	10/31/2000
Net Asset Value, Beginning of Period	$9.06	$8.51	$8.74		$8.57	$8.66		$9.12
Income From Investment Operations:
Net investment income	0.46	0.51	0.55	[2]	0.60	0.05		0.63
Net realized and unrealized gain (loss) on investments	0.08	0.55	(0.25	) [2]	0.18	(0.09)		(0.45)
TOTAL FROM INVESTMENT OPERATIONS	0.54	1.06	0.30		0.78	(0.04)		0.18
Less Distributions:
Distributions from net investment income	(0.48)	(0.51)	(0.53)		(0.61)	(0.05)		(0.64)
Net Asset Value, End of Period	$9.12	$9.06	$8.51		$8.74	$8.57		$8.66
Total Return [3]	6.12%	12.69%	3.60%		9.35%	(0.42)%		2.02%

Ratios to Average Net Assets:
Expenses	1.85%	1.85%	1.86%		1.86%	1.85	% [4]	1.85%
Net investment income	5.04%	5.52%	6.33	% [2]	6.70%	7.56	% [4]	7.05%
Expense waiver/reimbursement [5]	0.12%	0.11%	0.11%		0.12%	0.16	% [4]	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$417,278	$480,042	$426,299		$380,016	$286,738		$288,505
Portfolio turnover	25%	28%	27%		31%	2%		27%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized,

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,					Period Ended		Year Ended
	2004	2003	2002		2001	11/30/2000	[1]	10/31/2000
Net Asset Value, Beginning of Period	$9.07	$8.52	$8.74		$8.57	$8.66		$9.12
Income From Investment Operations:
Net investment income	0.46	0.51	0.54	[2]	0.60	0.05		0.63
Net realized and unrealized gain (loss) on investments	0.07	0.55	(0.23	) [2]	0.18	(0.09)		(0.45)
TOTAL FROM INVESTMENT OPERATIONS	0.53	1.06	0.31		0.78	(0.04)		0.18
Less Distributions:
Distributions from net investment income	(0.48)	(0.51)	(0.53)		(0.61)	(0.05)		(0.64)
Net Asset Value, End of Period	$9.12	$9.07	$8.52		$8.74	$8.57		$8.66
Total Return [3]	6.00%	12.68%	3.70%		9.33%	(0.42)%		2.02%

Ratios to Average Net Assets:
Expenses	1.85%	1.85%	1.86%		1.86%	1.85	% [4]	1.85%
Net investment income	5.02%	5.52%	6.33	% [2]	6.70%	7.56	% [4]	7.04%
Expense waiver/reimbursement [5]	0.12%	0.11%	0.11%		0.12%	0.16	% [4]	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$89,339	$91,905	$77,272		$82,973	$74,250		$75,821
Portfolio turnover	25%	28%	27%		31%	2%		27%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,					Period Ended		Year Ended
	2004	2003	2002		2001	11/30/2000	[1]	10/31/2000
Net Asset Value, Beginning of Period	$9.07	$8.52	$8.75		$8.57	$8.67		$9.12
Income From Investment Operations:
Net investment income	0.53	0.57	0.61	[2]	0.66	0.06		0.70
Net realized and unrealized gain (loss) on investments	0.08	0.55	(0.24	) [2]	0.20	(0.10)		(0.44)
TOTAL FROM INVESTMENT OPERATIONS	0.61	1.12	0.37		0.86	(0.04)		0.26
Less Distributions:
Distributions from net investment income	(0.55)	(0.57)	(0.60)		(0.68)	(0.06)		(0.71)
Net Asset Value, End of Period	$9.13	$9.07	$8.52		$8.75	$8.57		$8.67
Total Return [3]	6.94%	13.53%	4.39%		10.30%	(0.46)%		2.92%

Ratios to Average Net Assets:
Expenses	1.08%	1.08%	1.09%		1.09%	1.08	% [4]	1.08%
Net investment income	5.80%	6.28%	7.10	% [2]	7.48%	8.33	% [4]	7.82%
Expense waiver/reimbursement [5]	0.14%	0.13%	0.13%		0.14%	0.18	% [4]	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$211,844	$246,014	$252,905		$301,788	$306,621		$313,811
Portfolio turnover	25%	28%	27%		31%	2%		27%

1 The Fund changed its fiscal year-end from October 31 to November 30.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 7.23% to 7.10%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,054.00	$5.39
Class B Shares	$1,000	$1,049.70	$9.48
Class C Shares	$1,000	$1,049.70	$9.48
Class F Shares	$1,000	$1,053.60	$5.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.75	$5.30
Class B Shares	$1,000	$1,015.75	$9.32
Class C Shares	$1,000	$1,015.75	$9.32
Class F Shares	$1,000	$1,019.60	$5.45

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.05%
Class B Shares	1.85%
Class C Shares	1.85%
Class F Shares	1.08%

Management's Discussion of Fund Performance

For the reporting period ended November 30, 2004, the fund's Class A Shares produced a total return of 6.89% based on net asset value, as compared to the 5.30% return for the Lehman Brothers U.S. Credit Index (LBUSC), 1 and the 5.30% return for the Lipper Corporate Debt Funds BBB- Rated Average (LCDBBB). 2 Total returns based on net asset value for the fund's Class B Shares, Class C Shares, and Class F Shares were 6.12%, 6.00%, and 6.94%, respectively. The total return consisted of 6.34% (Class A Shares), 5.46% (Class B Shares), 5.45% (Class C Shares), and 6.28% (Class F Shares) of taxable dividends and 0.55% (Class A and Class C Shares) and 0.66% (Class B and Class F Shares) appreciation in the net asset value of the shares. The index is unmanaged, and unlike the Fund, is not affected by cashflows.

The Federated Bond Fund represents an overall investment-grade bond portfolio; however, up to 35% of the fund's assets may be invested in fixed-income securities rated below investment grade. During the previous fiscal year, the fund allocated on average over 30% of its portfolio to investments in noninvestment-grade bonds (commonly called high-yield bonds). 3 Over the 12-month reporting period ended November 30, 2004, two factors materially affected the performance of the fund: (a) an overall increase in interest rates in the United States (which caused the price of certain of the fund's holdings to decrease); and (b) the strong performance of the lower-quality/high-yield bond sector relative to the domestic high-quality bond sector.

1 Lehman Brothers U.S. Credit Index includes publicly issued U.S. corporate, specified foreign debentures and secured notes meeting the following criteria: a) registered with the Securities and Exchange Commission; b) final maturing of one year or longer; c) at least $250 million par outstanding; d) investment grade; e) fixed rate; f) dollar denominated; and g) non-convertible.

2 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges.

3 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities.

The Federal Reserve Board raised the Federal Funds Target Rate on four occasions for a total of 1.00%. This, in combination with stronger domestic economic growth had the effect of increasing interest rates for most points along the U.S. Treasury maturity spectrum. This overall increase in interest rates caused the value of certain of the fund's higher-quality holdings to decrease (since the value of a bond goes down as interest rates go up). In this environment, the fund maintained an average duration shorter than its peer group, as represented by the LCDBBB.

In spite of rising interest rates, the fund had strong absolute and relative performance (i.e., as compared to the return of the LCDBBB), due to the fund's significant allocation to the high-yield bond sector, which as noted above, outperformed the high-quality domestic bond sector. As a result of this allocation to the high-yield bond sector, the net asset value of the fund slightly increased over the past fiscal year despite the overall rise in interest rates (which, as noted above, creates a falling price environment for fixed-income securities).

Performance data quoted represents past performance which is no guaranteed of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

GROWTH OF $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Bond Fund (Class A Shares) (the "Fund") from June 28, 1995 (start of performance) to November 30, 2004, compared to the Lehman Brothers U.S. Credit Index (LBUSC) 2 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB). 3

Average Annual Total Return [4] for the Period Ended 11/30/2004
1 Year	2.03%
5 Years	6.40%
Start of Performance (6/28/1995)	6.23%

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50% for Class A Shares.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSC and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBUSC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. This index is unmanaged, and unlike the Fund, is not affected by cashflows. Indexes are unmanaged and it is not possible to invest directly in an index.

3 The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total returns quoted reflects all applicable sales charge.

GROWTH OF $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Bond Fund (Class B Shares) (the "Fund") from June 28, 1995 (start of performance) to November 30, 2004, compared to the Lehman Brothers U.S. Credit Index (LBUSC) 2 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB). 3

Average Annual Total Return [4] for the Period Ended 11/30/2004
1 Year	0.62%
5 Years	6.24%
Start of Performance (6/28/1995)	6.04%

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect contingent deferred sales charge or any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSC and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBUSC is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged, and unlike the Fund, is not affected by cashflows. Indexes are unmanaged and it is not possible to invest directly in an index.

3 The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Bond Fund (Class C Shares) (the "Fund") from June 28, 1995 (start of performance) to November 30, 2004, compared to the Lehman Brothers U.S. Credit Index (LBUSC) 2 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB). 3

Average Annual Total Return [4] for the Period Ended 11/30/2004
1 Year	3.97%
5 Years	6.33%
Start of Performance (6/28/1995)	5.81%

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% for Class C Shares.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSC and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBUSC is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged, and unlike the Fund, is not affected by cashflows. Indexes are unmanaged and it is not possible to invest directly in an index.

3 The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Bond Fund (Class F Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Lehman Brothers U.S. Credit Index (LBUSC) 2 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB). 3

Average Annual Total Return [4] for the Period Ended 11/30/2004
1 Year	4.90%
5 Years	7.17%
10 Years	7.50%

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% for Class F Shares.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSC and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBUSC is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged, and unlike the Fund, is not affected by cashflows. Indexes are unmanaged and it is not possible to invest directly in an index.

3 The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	4.0%	Aaa	4.0%
AA	0.9%	Aa	2.2%
A	15.5%	A	14.6%
BBB	35.0%	Baa	33.9%
BB	12.1%	Ba	11.2%
B	17.8%	B	16.6%
CCC	3.7%	Caa	6.2%
CC	0.0%	Ca	0.1%
D	0.0%	D	0.0%
Not Rated by S&P 3	2.6%	Not Rated by Moody's 3	2.8%
Cash Equivalents [4]	5.4%	Cash Equivalents [4]	5.4%
Other Securities [5]	2.0%	Other Securities [5]	2.0%
Other Assets and Liabilities--Net [6]	1.0%	Other Assets and Liabilities--Net [6]	1.0%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rating category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 0.36% are other fixed-income securities (excluding cash equivalents) that do not have long-term credit quality ratings by either of these NRSROs.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings as assigned only by the NRSRO identified in each table.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table.

2 As of the date specified above, the Fund owned shares of affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

4 Cash equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Other securities include preferred stock, common stock, and warrants that do not qualify for credit ratings from an NRSRO.

6 See Statement of Assets and Liabilities.

At November 30, 2004, the Fund's portfolio composition 7 was as follows:

Percentage of Total Net Assets
Corporate Debt Securities	88.6%
Cash Equivalents [4]	5.4%
Municipal Securities	2.3%
Other Securities [8]	2.0%
U.S. Treasury Securities	0.4%
Asset-Backed Securities	0.2%
Mortgage-Backed Securities [9]	0.1%
Other Assets and Liabilities--Net [6]	1.0%
TOTAL	100.0%

7 This table depicts the Fund's portfolio composition by security type. Unless otherwise noted, see the Fund's Prospectus and Statement of Additional Information for a description of these security types.

8 Other securities includes preferred stock, common stock, and warrants.

9 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate, mortgage-backed securities.

Portfolio of Investments

November 30, 2004

Principal Amount			Value
		CORPORATE BONDS--59.0%
		Basic Industry - Chemicals--0.4%
$5,900,000	[1,2]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	$4,848,395
		Basic Industry - Metals & Mining--2.3%
7,359,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	8,018,219
3,900,000		Inco Ltd., 5.70%, 10/15/2015	3,999,785
2,500,000		Noranda, Inc., 6.00%, 10/15/2015	2,600,625
9,750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	11,003,781
		TOTAL	25,622,410
		Basic Industry - Paper--2.0%
2,600,000		International Paper Co., 4.25%, 1/15/2009	2,596,802
4,200,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	5,024,771
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	2,992,500
5,000,000		Westvaco Corp., 7.65%, 3/15/2027	5,799,300
4,500,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	5,209,470
840,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	846,560
		TOTAL	22,469,403
		Capital Goods - Aerospace & Defense--0.6%
2,235,000		Lockheed Martin Corp., Note, 8.20%, 12/1/2009	2,625,879
2,000,000		Raytheon Co., Deb., 7.20%, 8/15/2027	2,299,304
1,212,000		Raytheon Co., Note, 6.75%, 8/15/2007	1,310,637
		TOTAL	6,235,820
		Capital Goods - Building Materials--0.8%
2,700,000		CRH America, Inc., 5.30%, 10/15/2013	2,757,294
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,858,105
		TOTAL	8,615,399
		Capital Goods - Diversified Manufacturing--1.3%
4,100,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	4,961,000
2,500,000	[1,2]	Hutchison Whampoa International Ltd., 7.45%, 11/24/2033	2,661,950
1,350,000		Kennametal, Inc., 7.20%, 6/15/2012	1,464,939
4,600,000	[1,2]	Tyco International Group SA Participation Certificate Trust, Note, 4.436%, 6/15/2007	4,668,995
1,000,000		Tyco International Group, Note, 5.80%, 8/1/2006	1,038,010
		TOTAL	14,794,894
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Environmental--1.7%
$500,000		Republic Services, Inc., 7.125%, 5/15/2009	$555,890
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	666,630
7,750,000		Waste Management Inc., Sr. Note, 7.125%, 10/1/2007	8,429,752
8,210,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	9,189,125
		TOTAL	18,841,397
		Communications - Media & Cable--3.0%
4,500,000		CF Cable TV, Inc., Note, 9.125%, 7/15/2007	4,668,507
3,000,000		Comcast Corp., 6.375%, 1/30/2006	3,107,370
1,500,000		Comcast Corp., 7.05%, 3/15/2033	1,668,630
11,290,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	12,281,827
6,250,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	7,218,750
4,300,000		Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	4,518,354
		TOTAL	33,463,438
		Communications - Media Noncable--1.6%
615,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	710,052
5,100,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	5,438,176
5,000,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	5,206,170
6,040,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	6,316,209
		TOTAL	17,670,607
		Communications - Telecom Wireless--1.0%
10,765,000		AT&T Wireless Services, Inc., Sr. Note, 7.35%, 3/1/2006	11,307,556
		Communications - Telecom Wirelines--4.8%
4,000,000		BellSouth Corp., 5.20%, 9/15/2014	4,009,200
8,400,000		CenturyTel, Inc., 8.375%, 10/15/2010	9,836,400
7,675,000		Citizens Communications Co., 9.00%, 8/15/2031	8,442,500
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,043,650
5,300,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	5,550,796
3,970,000		SBC Communications, Inc., 5.10%, 9/15/2014	3,937,406
3,140,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	4,057,612
7,690,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	7,998,754
7,050,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	7,097,961
		TOTAL	53,974,279
		Consumer Cyclical - Automotive--3.6%
2,000,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,136,860
4,350,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	4,243,904
10,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	10,410,830
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--continued
$3,700,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	$3,714,093
6,250,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	6,383,569
7,375,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	7,410,769
3,000,000		General Motors Corp., Note, 8.375%, 7/15/2033	3,062,175
2,100,000		General Motors Corp., Note, 9.45%, 11/1/2011	2,423,799
		TOTAL	39,785,999
		Consumer Cyclical - Entertainment--1.6%
2,750,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	2,781,845
4,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	5,292,495
6,000,000		Carnival Corp., 3.75%, 11/15/2007	5,950,380
4,020,000		International Speedway Corp., 4.20%, 4/15/2009	3,988,982
100,000		Time Warner, Inc., Company Guarantee, 6.625%, 5/15/2029	105,038
		TOTAL	18,118,740
		Consumer Cyclical - Retailers--1.6%
3,150,000		CVS Corp., 5.625%, 3/15/2006	3,247,839
4,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	4,676,196
10,147,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	10,426,043
		TOTAL	18,350,078
		Consumer Cyclical - Services--0.8%
7,475,000		Boston University, 7.625%, 7/15/2097	8,634,716
		Consumer Non-Cyclical Food/Beverage--0.5%
4,500,000		Kellogg Co., 7.45%, 4/1/2031	5,513,715
		Consumer Non-Cyclical Healthcare--0.7%
2,200,000		Anthem, Inc., 6.80%, 8/1/2012	2,458,104
4,750,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	4,950,450
		TOTAL	7,408,554
		Consumer Non-Cyclical Pharmaceuticals--0.3%
2,940,000		AstraZeneca PLC, 5.40%, 6/1/2014	3,053,043
		Consumer Non-Cyclical Tobacco--0.4%
1,375,000		Altria Group, Inc., 5.625%, 11/4/2008	1,410,778
2,500,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	2,569,750
		TOTAL	3,980,528
		Energy - Independent--2.4%
2,500,000		Anadarko Petroleum Corp., Unsecd. Note, 7.00%, 10/15/2006	2,666,250
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	452,783
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	5,737,096
4,540,000	[1,2]	Gazprom International SA, Company Guarantee, 7.201%, 2/1/2020	4,744,300
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--continued
$2,250,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	$2,377,508
3,900,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	4,650,750
5,862,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	5,757,287
		TOTAL	26,385,974
		Energy - Integrated--2.1%
4,100,000		Conoco, Inc., 7.25%, 10/15/2031	4,876,294
3,000,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	3,433,308
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	520,925
6,100,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	6,426,167
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,216,760
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	246,466
4,150,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	4,223,165
		TOTAL	23,943,085
		Energy - Oil Field Services--0.0%
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	242,907
		Energy - Refining--0.2%
2,250,000		Valero Energy Corp., 7.50%, 4/15/2032	2,638,733
		Financial Institution - Banking--5.9%
4,750,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	5,033,575
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,115,976
6,175,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	6,674,866
5,350,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	6,046,196
5,740,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	5,886,026
2,300,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	2,404,949
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,891,801
10,511,111	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	12,259,845
5,200,000		Regions Financial Corp., 4.375%, 12/1/2010	5,174,312
3,800,000	[1,2]	Swedbank, Sub., 7.50%, 11/29/2049	4,064,472
5,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	4,884,600
500,000		Washington Mutual Bank FA, 5.125%, 1/15/2015	489,015
2,400,000		Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011	2,689,176
2,000,000		Washington Mutual Finance Corp., Sr. Note, 8.25%, 6/15/2005	2,058,700
		TOTAL	65,673,509
		Financial Institution - Brokerage--1.8%
4,255,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	5,135,870
1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	990,520
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,929,116
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$190,000		Goldman Sachs Group, Inc., Note, (Series MTNB), 7.35%, 10/1/2009	$215,120
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,140,929
185,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	192,678
5,750,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	5,992,995
2,718,894	[1,2]	World Financial, Pass Thru Cert., (Series 96 WFP), 6.91%, 9/1/2013	2,990,566
		TOTAL	20,587,794
		Financial Institution - Finance Noncaptive--1.6%
4,050,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,429,153
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	130,895
215,000		Newcourt Credit Group, Inc., Company Guarantee, 6.875%, 2/16/2005	216,920
8,790,000		SLM Corp., Floating Rate Note, 3.115%, 12/15/2014	8,746,050
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	4,143,295
		TOTAL	17,666,313
		Financial Institution - Insurance - Life--2.9%
3,150,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,054,617
450,000		American General Corp., Note, 7.75%, 4/1/2005	457,515
2,950,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	3,186,000
7,800,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	8,395,686
4,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	4,325,840
6,500,000	[1,2]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	6,826,625
525,000		Transamerica Corp., Note, 6.75%, 11/15/2006	555,303
3,950,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	4,409,504
		TOTAL	32,211,090
		Financial Institution - Insurance - P&C--2.0%
3,900,000		Liberty Mutual Insurance Co., Sub. Note, 8.20%, 5/4/2007	4,224,636
7,300,000	[1,2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	7,227,146
3,000,000	[1,2]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	3,021,360
25,000		Progressive Corp., OH, Unsecd. Note, 7.30%, 6/1/2006	26,541
1,000,000	[1,2]	USF&G Corp., 8.312%, 7/1/2046	1,170,874
5,750,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	6,256,764
		TOTAL	21,927,321
		Financial Institution - REITs--1.0%
7,000,000		EOP Operating LP, 8.375%, 3/15/2006	7,443,800
185,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	204,118
3,000,000		Rouse Co., 5.375%, 11/26/2013	2,834,418
430,000		Simon Property Group, Inc., 6.35%, 8/28/2012	463,110
		TOTAL	10,945,446
Principal Amount			Value
		CORPORATE BONDS--continued
		Foreign-Local-Govt.--0.9%
$9,000,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	$9,934,650
		Sovereign--1.5%
3,500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	4,417,315
6,500,000		United Mexican States, 6.625%, 3/3/2015	6,873,750
4,800,000		United Mexican States, 7.50%, 4/8/2033	5,013,600
		TOTAL	16,304,665
		Technology--1.7%
1,100,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,292,027
8,300,000	[1,2]	Deluxe Corp., 5.125%, 10/1/2014	7,803,079
1,965,000		IBM Corp., Deb., 8.375%, 11/1/2019	2,545,343
1,400,000		SunGard Data Systems, Inc., 4.875%, 1/15/2014	1,339,016
6,000,000		Unisys Corp., 8.125%, 6/1/2006	6,345,000
		TOTAL	19,324,465
		Transportation - Airlines--0.5%
222,318		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	158,958
2,151,321		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	2,398,938
204,946		Northwest Airlines Corp., Pass Thru Cert., 7.575%, 3/1/2019	210,592
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,183,308
		TOTAL	4,951,796
		Transportation - Railroads--1.1%
1,200,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,183,572
2,719,898		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	3,188,972
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,669,782
4,280,000		Union Pacific Corp., 4.875%, 1/15/2015	4,228,041
		TOTAL	12,270,367
		Transportation - Services--0.6%
7,300,000		FedEx Corp., Note, 2.65%, 4/1/2007	7,144,072
		Utility - Electric--3.8%
8,930,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	9,265,232
55,000		Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/2007	59,083
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,355,273
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,393,296
2,150,000		FirstEnergy Corp., 7.375%, 11/15/2031	2,385,623
3,100,000	[1,2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	3,340,343
3,900,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	4,407,156
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$1,950,000		Oncor, Inc., Deb., 7.00%, 9/1/2022	$2,182,140
1,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,148,860
2,110,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	2,133,147
1,925,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	1,883,978
4,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	3,984,680
3,500,000	[1,2]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	3,392,690
		TOTAL	41,931,501
		TOTAL CORPORATE BONDS (IDENTIFIED COST $631,427,804)	656,772,659
		MORTGAGE-BACKED SECURITIES--0.1%
25,550		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	26,507
33,110		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	34,351
8,778		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	9,107
19,512		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	20,506
50,145		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	52,895
29,899		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	33,032
34,192		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	36,684
19,364		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	20,611
35,329		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	37,604
30,816		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	32,801
118,344		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	124,743
79,247		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	83,433
24,141		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	25,988
10,245		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	10,934
43,205		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	47,462
28,150		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	31,462
24,509		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	26,303
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $617,650)	654,423
		MUNICIPALS--2.3%
3,000,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	3,316,890
6,050,000		Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018	6,485,540
3,090,000		McKeesport, PA, Taxable G.O. (Series B 1997), 7.30% Bonds (MBIA Insurance Corp. INS), 3/1/2020	3,366,833
4,675,000		Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015	4,927,871
2,635,000		Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	2,803,139
Principal Amount or Shares			Value
		MUNICIPALS--continued
$2,200,000		Southeastern, PA Transportation Authority, (Series B), 8.75% Bonds (FGIC GTD), 3/1/2020	$2,247,938
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (MBIA Insurance Corp. GTD), 10/1/2026	2,636,483
		TOTAL MUNICIPALS (IDENTIFIED COST $24,395,143)	25,784,694
		COMMON STOCKS--0.0%
		Finance--0.0%
10,585		Arcadia Financial Ltd., Warrants	0
		Utility - Electric--0.0%
1,761	[3]	NRG Energy, Inc.	56,352
		TOTAL COMMON STOCKS (IDENTIFIED COST $38,565)	56,352
		PREFERRED STOCKS--1.7%
		Financial Institution - Brokerage--1.3%
142,000		Citigroup, Inc., Cumulative Pfd., (Series F), $3.18 Annual Dividend	7,668,000
130,000		Lehman Brothers Holdings, Inc., Pfd., $2.84 Annual Dividend	6,410,625
		TOTAL	14,078,625
		Financial Institution - REITs--0.4%
80,000		Prologis Trust, Cumulative REIT Perpetual Pfd. Stock, (Series C), $4.27 Annual Dividend	4,780,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $16,007,452)	18,858,625
		ASSET-BACKED SECURITIES--0.2%
		Home Equity Loan--0.2%
$1,828,551	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	1,846,836
		Structured Product (Abs)--0.0%
692,167		Green Tree Financial Corp. 1992-2, Class B, 9.15%, 1/15/2018	610,415
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,547,547)	2,457,251
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Commercial Mortgage--0.0%
325,000		Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030	344,828
		Non-Agency Mortgage--0.0%
115,832	[1]	SMFC Trust Asset-Backed Certificates, (Series 1997-A), Class 4, 3.079%, 1/28/2027	92,665
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $435,274)	437,493
		U.S. TREASURY--0.4%
3,780,000		United States Treasury Bond, 12.75%, 11/15/2010 (IDENTIFIED COST $4,471,248)	4,132,598
Shares or Principal Amount			Value
		MUTUAL FUNDS--30.6% [4]
18,743		Federated Mortgage Core Portfolio	$190,241
48,414,856		High Yield Bond Portfolio	340,840,590
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $393,990,562)	341,030,831
		REPURCHASE AGREEMENTS--5.1%
$30,000,000		Interest in $1,500,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $30,001,733 on 12/1/2004, collateralized by a U.S. Government Agency Obligation with a maturity of 4/1/2034, collateral market value $1,530,000,000	30,000,000
27,377,000		Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $27,378,582 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $2,060,004,602	27,377,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	57,377,000
		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $1,131,308,245) [5]	1,107,561,926
		OTHER ASSETS AND LIABILITIES - NET--0.6%	6,344,218
		TOTAL NET ASSETS--100%	$1,113,906,144

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $108,758,289 which represents 9.8% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At November 30, 2004, these securities amounted to $108,665,624 which represents 9.8% of total net assets.

3 Non-income producing security.

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $1,136,669,426.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:

CGIC	--Capital Guaranty Insurance Corporation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
REITs	--Real Estate Investment Trusts
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Total investments in securities, at value including $341,030,831 of investments in affiliated issuers (Note 5) (identified cost $1,131,308,245)		$1,107,561,926
Cash		1,412
Income receivable		10,914,027
Receivable for investments sold		6,043,012
Receivable for shares sold		1,642,882
TOTAL ASSETS		1,126,163,259
Liabilities:
Payable for investments purchased	$8,116,660
Payable for shares redeemed	1,745,019
Income distribution payable	1,519,284
Payable for distribution services fee (Note 5)	314,040
Payable for shareholder services fee (Note 5)	210,870
Accrued expenses	351,242
TOTAL LIABILITIES		12,257,115
Net assets for 122,240,394 shares outstanding		$1,113,906,144
Net Assets Consist of:
Paid-in capital		$1,192,130,735
Net unrealized depreciation of investments		(23,746,319)
Accumulated net realized loss on investments		(52,718,661)
Distributions in excess of net investment income		(1,759,611)
TOTAL NET ASSETS		$1,113,906,144
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($395,445,097÷ 43,493,864 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.09
Offering price per share (100/95.50 of $9.09) [1]		$9.52
Redemption proceeds per share		$9.09
Class B Shares:
Net asset value per share ($417,278,280 ÷ 45,753,787shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.12
Offering price per share		$9.12
Redemption proceeds per share (94.50/100 of $9.12) [1]		$8.62
Class C Shares:
Net asset value per share ($89,338,609 ÷ 9,792,333 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.12
Offering price per share (100/99.00 of $9.12) [1]		$9.21
Redemption proceeds per share (99.00/100 of $9.12) [1]		$9.03
Class F Shares:
Net asset value per share ($211,844,158÷ 23,200,410 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$9.13
Offering price per share (100/99.00 of $9.13) [1]		$9.22
Redemption proceeds per share (99.00/100 of $9.13) [1]		$9.04

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Dividends (including $33,681,161 received from affiliated issuers (Note 5))			$34,843,226
Interest (including income on securities loaned of $12,358)			44,743,689
TOTAL INCOME			79,586,915
Expenses:
Investment adviser fee (Note 5)		$8,677,563
Administrative personnel and services fee (Note 5)		926,503
Custodian fees		53,355
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,198,517
Directors'/Trustees' fees		19,005
Auditing fees		20,752
Legal fees		5,702
Portfolio accounting fees (Note 5)		162,721
Distribution services fee--Class B Shares (Note 5)		3,347,004
Distribution services fee--Class C Shares (Note 5)		675,685
Shareholder services fee--Class A Shares (Note 5)		986,426
Shareholder services fee--Class B Shares (Note 5)		1,115,668
Shareholder services fee--Class C Shares (Note 5)		225,228
Shareholder services fee--Class F Shares (Note 5)		565,199
Share registration costs		94,833
Printing and postage		122,494
Insurance premiums		14,164
Taxes		78,369
Miscellaneous		14,308
TOTAL EXPENSES		18,303,496
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,441,274)
Waiver of administrative personnel and services fee	(44,863)
Waiver of transfer and dividend disbursing agent fees and expenses	(10,744)
Waiver of distribution services fee--Class B Shares	(112)
Waiver of distribution services fee--Class C Shares	(30)
Waiver of shareholder services fee--Class A Shares	(197,285)
Waiver of shareholder services fee--Class F Shares	(45,216)
TOTAL WAIVERS AND REIMBURSEMENT		(1,739,524)
Net expenses			16,563,972
Net investment income			63,022,943
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $9,678,604 on sales of investments in affiliated issuers) (Note 5)			16,027,214
Net change in unrealized depreciation of investments			(7,391,363)
Net realized and unrealized gain on investments			8,635,851
Change in net assets resulting from operations			$71,658,794

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$63,022,943	$69,986,776
Net realized gain (loss) on investments	16,027,214	(1,057,077)
Net change in unrealized appreciation/depreciation of investments	(7,391,363)	75,237,380
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	71,658,794	144,167,079
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(24,151,109)	(23,736,571)
Class B Shares	(23,480,781)	(26,735,648)
Class C Shares	(4,749,168)	(4,914,465)
Class F Shares	(13,628,437)	(16,521,769)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(66,009,495)	(71,908,453)
Share Transactions:
Proceeds from sale of shares	258,160,096	479,778,364
Net asset value of shares issued to shareholders in payment of distributions declared	45,039,109	46,129,594
Cost of shares redeemed	(390,340,130)	(478,841,519)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(87,140,925)	47,066,439
Change in net assets	(81,491,626)	119,325,065
Net Assets:
Beginning of period	1,195,397,770	1,076,072,705
End of period (including distributions in excess of net investment income of $(1,759,611) and $(2,844,090), respectively)	$1,113,906,144	$1,195,397,770

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated Investment Series Funds Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of one portfolio. The financial statements included herein are only those of Federated Bond Fund (the "Fund"), a diversified portfolio. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares. The investment objective of the Fund is to provide a high level of current income as is consistent with the preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed-income and asset-backed securities, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust, (the "Core Trust") which is independently managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower-rated, fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed, fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and are listed below:

High Yield Bond Portfolio	$33,338,083
Federated Mortgage Core Portfolio	$80,221

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund or is in cash or invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2004, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at November, 2004 is as follows:

Security	Acquisition Date	Acquisition Cost
SMCF Trust Asset-Backed Certificates, Series 1997-A, Class 4	2/4/1998	$105,590

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended November 30	2004		2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	15,125,828	$137,772,114	30,050,813	$266,790,031
Shares issued to shareholders in payment of distributions declared	2,006,422	18,214,975	1,925,704	17,078,489
Shares redeemed	(15,397,079)	(139,082,263)	(27,860,864)	(248,488,490)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,735,171	$16,904,826	4,115,653	$35,380,030

Year Ended November 30	2004		2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	5,375,388	$49,092,340	13,963,934	$123,964,450
Shares issued to shareholders in payment of distributions declared	1,632,144	14,866,165	1,760,692	15,654,859
Shares redeemed	(14,218,891)	(129,466,103)	(12,841,918)	(114,266,784)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(7,211,359)	$(65,507,598)	2,882,708	$25,352,525

Year Ended November 30	2004		2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,353,553	$21,504,243	4,020,143	$35,913,478
Shares issued to shareholders in payment of distributions declared	271,182	2,471,014	268,357	2,388,399
Shares redeemed	(2,969,334)	(26,964,768)	(3,226,312)	(28,778,804)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(344,599)	$(2,989,511)	1,062,188	$9,523,073

Year Ended November 30	2004		2003
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	5,423,184	$49,791,399	5,979,184	$53,110,405
Shares issued to shareholders in payment of distributions declared	1,040,339	9,486,955	1,237,468	11,007,847
Shares redeemed	(10,374,379)	(94,826,996)	(9,785,062)	(87,307,441)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(3,910,856)	$(35,548,642)	(2,568,410)	$(23,189,189)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(9,731,643)	$(87,140,925)	5,492,139	$47,066,439

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for defaulted interest, expiration of capital loss carryforwards and discount accretion/premium amortization on debt securities.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Losses
$2,491	$4,071,031	$(4,073,522)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$66,009,495	$71,908,453

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,253,953
Net unrealized depreciation	$29,107,500
Capital loss carryforward	$47,343,461

At November 30, 2004, the cost of investments for federal tax purposes was $1,136,669,426. The net unrealized depreciation of investments for federal tax purposes was $29,107,500. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,008,005 and net unrealized depreciation from investments for those securities having an excess of cost over value of $62,115,505.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, defaulted interest and discount accretion/premium amortization on debt securities.

At November 30, 2004, the Fund had a capital loss carryforward of $47,343,461 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$ 566,524
2007	$26,209,549
2008	$ 2,000,841
2010	$15,739,984
2011	$ 2,826,563

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$80,221
High Yield Bond Portfolio	$33,338,083
Prime Value Obligations Fund	$262,857

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the year ended November 30, 2004, Class A Shares did not incur any distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended November 30, 2004, FSC retained $101,525 in sales charges from the sale of Class A Shares. FSC also retained $5,451 of contingent deferred sales charges relating to redemptions of Class C Shares and $6,922 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type, and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $682,857, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $13,983, after voluntary waiver, if applicable.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$276,762,752
Sales	$395,319,536

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2004, 1.52% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2004, 1.32% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED INVESTMENT SERIES FUNDS INC.
AND SHAREHOLDERS OF FEDERATED BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Bond Fund (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2004 and 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bond Fund as of November 30, 2004, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 21, 2005

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation comprised one portfolio, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1992	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1992	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1992	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: May 1992	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: May 1992	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1992	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1992	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1992	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1993. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400

29747 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

             (a)  Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $24,596

                  Fiscal year ended 2003 - $17,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $4,911

                  Fiscal year ended 2003 - $2,967

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $79,414 and
      $16,493 respectively.  Fiscal year ended 2004 - Attestation services relating to the review of fund share transactions and Transfer Agent
      Service Auditors report. Fiscal year ended 2003 - Design of Sarbanes
      Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $65,000 and
      $140,000 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $135,334 and
      $41,583 respectively.  Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies, executive compensation analysis and discussions with auditor related to market timing and late trading activities.  Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.
The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit
Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all
Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by
                  the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management
                  and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or
                  under common control with the investment adviser that
                  provides ongoing services to the registrant to its
                  accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant  at the time of the engagement to be
                  non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such
                  approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or
Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $374,039

                  Fiscal year ended 2003 - $244,305

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Investment Series Funds, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        January 24, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        January 24, 2005